VARIABLE INTEREST ENTITIES - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Variable Interest Entity [Line Items]
Variable interest entity ownership percentage	100.00%
Equity Investments	$ 10,314	$ 9,535
Coastal GasLink | Canadian Natural Gas Pipelines
Variable Interest Entity [Line Items]
Equity Investments	$ 294	$ 0
Ownership interest percentage	35.00%